GENERAL- Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents	$ 8,638	$ 25,365	$ 26,283
Bank deposits	54,010	$ 30,628
Marketable Securities	$ 9,466